UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8%
Alabama - 3.9%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist Home
for the Aging)	5.50	6/1/30	1,800,000		2,007,072
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist Home
for the Aging)	6.00	6/1/50	2,750,000		3,087,727
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	6,000,000	[a]	5,001,660
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	5,000,000		6,211,850
					16,308,309
Alaska - 1.9%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	8,465,000		8,135,119
Arizona - 6.3%
Arizona Industrial Development Authority,
Education Revenue (BASIS Schools
Projects)	5.25	7/1/47	1,500,000	[b]	1,586,760
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,073,300
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/45	1,000,000	[b]	1,037,320
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,146,010
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	5.00	7/1/45	1,300,000	[b]	1,332,942
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	4,550,000		5,556,369
Tender Option Bond Trust Receipts (Series
2016-XM0447),
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
Recourse	5.00	1/1/38	13,198,367	[b,c]	13,389,965
					26,122,666
California - 16.9%
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		8,402,082
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,529,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
California - 16.9% (continued)
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,457,300
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,535,750
California Statewide Communities
Development Authority,
Revenue (Front Porch Communities and
Services Project)	5.13	4/1/37	4,975,000	[b]	4,982,363
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.75	6/1/47	4,695,000		4,694,577
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	4,000,000		4,162,920
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,755,600
Santa Margarita/Dana Point Authority,
Revenue (Santa Margarita Water District
Improvement Districts Numbers 2,3 and
4) (Prerefunded)	5.13	8/1/18	5,000,000	[d]	5,203,050
Tender Option Bond Trust Receipts (Series
2016-XM0379),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	5,000,000	[b,c]	5,668,000
Tender Option Bond Trust Receipts (Series
2016-XM0387),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.00	5/15/21	6,000,000	[b,c]	6,765,540
Tender Option Bond Trust Receipts (Series
2016-XM0390),
(The Regents of the University of
California, General Revenue) Non-
recourse	5.00	5/15/21	6,250,000	[b,c]	7,292,750
Tender Option Bond Trust Receipts (Series
2016-XM0440),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	5,794,497
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
(Capital Appreciation-2nd Sub-Asset
Backed C)	0.00	6/1/45	3,185,000	[e]	298,976
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)
(Prerefunded)	5.88	1/1/19	2,000,000	[d]	2,136,260
					70,678,755
Colorado - 2.3%
Belleview Station Metropolitan District
Number 2,
GO	5.13	12/1/46	2,375,000		2,452,449
Dominion Water and Sanitation District,
Tap Fee Revenue	6.00	12/1/46	1,500,000		1,564,005

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Colorado - 2.3% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0385),
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/38	4,950,000	[b,c]	5,597,410
					9,613,864
District of Columbia - 5.3%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	35,000,000	[e]	5,006,750
Tender Option Bond Trust Receipts (Series
2016-XM0437),
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	14,828,227	[b,c]	17,130,288
					22,137,038
Florida - 5.4%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,600,000	[b]	1,725,376
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	5,000,000	[d]	6,206,350
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group) (Prerefunded)	5.50	11/15/20	6,825,000	[d]	7,791,966
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	6.00	8/1/20	3,500,000	[d]	3,992,905
South Lake County Hospital District,
Revenue (South Lake Hospital, Inc.)	6.25	4/1/39	2,500,000		2,668,775
					22,385,372
Georgia - 3.5%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	275,000		300,306
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	11/1/19	725,000	[d]	792,780
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	4,865,000	[d]	5,397,961
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,169,680
Tender Option Bond Trust Receipts (Series
2016-XM0435),
(Private Colleges and Universities
Authority, Revenue (Emory University))
Recourse	5.00	10/1/43	6,000,000	[b,c]	6,936,780
					14,597,507

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Hawaii - 1.8%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000		2,740,025
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company)	4.00	3/1/37	2,500,000		2,576,800
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000		2,163,140
					7,479,965
Illinois - 8.3%
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,470,940
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	2,330,000		2,547,925
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)	5.63	1/1/35	580,000		655,470
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)
(Prerefunded)	5.63	1/1/21	2,420,000	[d]	2,781,693
Illinois Finance Authority,
Revenue (Plymouth Place, Inc.)	5.25	5/15/45	1,000,000		1,053,640
Metropolitan Pier and Exposition Authority,
Dedicated Tax Revenue (Capital
Appreciation-McCormick Place
Expansion Project) (Insured; MBIA
Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,123,475
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,500,000		2,682,125
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	3,550,000		3,593,416
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,547,375
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	3,600,000		4,106,556
Tender Option Bond Trust Receipts (Series
2017-XM0492),
(Illinois Finance Authority, Revenue (The
University of Chicago)) Non-recourse	5.00	10/1/40	9,000,000	[b,c]	10,297,170
					34,859,785
Iowa - 1.8%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	5,125,000		5,480,214
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	2,000,000		2,012,300
					7,492,514
Kentucky - .7%
Christian County,
HR (Jennie Stuart Medical Center)	5.50	2/1/44	2,800,000		3,084,928

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Louisiana - 1.2%
Louisiana Local Government Environmental
Facilities and Community Development
Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	4,000,000		4,030,320
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000		1,138,890
					5,169,210
Maine - .5%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	2,000,000		2,272,980
Maryland - 2.0%
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Adventist HealthCare Issue)	5.50	1/1/46	3,250,000		3,732,885
Tender Option Bond Trust Receipts (Series
2016-XM0391),
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/21	4,000,000	[b,c]	4,592,360
					8,325,245
Massachusetts - 9.7%
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	2,500,000		2,913,175
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	1,730,000		1,882,465
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)
(Prerefunded)	6.25	7/1/19	3,270,000	[d]	3,588,596
Massachusetts Housing Finance Agency,
Housing Revenue	7.00	12/1/38	4,575,000		4,758,549
Tender Option Bond Trust Receipts (Series
2016-XM0368),
(Massachusetts Development Finance
Agency, Revenue (Harvard University
Issue)) Non-recourse	5.25	8/1/18	10,000,000	[b,c]	11,438,400
Tender Option Bond Trust Receipts (Series
2016-XM0372),
(Massachusetts, Consolidated Loan) Non-
recourse	5.00	4/1/19	6,400,000	[b,c]	7,303,744
Tender Option Bond Trust Receipts (Series
2016-XM0386),
(University of Massachusetts Building
Authority, Project and Refunding
Revenue) Non-recourse	5.00	5/1/21	7,406,665	[b,c]	8,437,878
					40,322,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Michigan - 4.4%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	3,780,000		4,074,424
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/36	3,290,000		3,532,637
Great Lakes Water Authority,
Sewage Disposal System Second Lien
Revenue	5.00	7/1/36	2,000,000		2,261,860
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public Finance
Guarantee Corp.)	5.00	7/1/36	1,000,000		1,115,500
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	2,180,000		2,144,880
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/18	5,000,000	[d]	5,360,100
					18,489,401
Missouri - 1.9%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	2,200,000		2,367,244
Saint Louis Land Clearance Redevelopment
Authority,
Annual Appropriation Redevelopment
Revenue (National Geospatial-
Intelligence Agency Site Improvements
Project)	5.13	6/1/46	5,000,000		5,435,050
					7,802,294
New Jersey - 4.3%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	1,007,240
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.50	12/15/29	1,690,000		1,770,512
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	4,250,000		4,679,930
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Prerefunded)	5.50	6/15/19	3,310,000	[d]	3,588,239
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,238,410
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/23	900,000		901,035

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
New Jersey - 4.3% (continued)
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,600,000		1,601,840
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	1,000,000		971,630
					17,758,836
New Mexico - 1.3%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,478,350
New York - 15.5%
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.25	4/1/19	3,000,000	[d]	3,253,230
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	1,715,000		1,829,236
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	6,650,000	[d]	7,090,961
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	60,000	[d]	63,979
New York City Educational Construction
Fund,
Revenue	6.50	4/1/28	2,785,000		3,304,402
New York Convention Center Development
Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/47	5,600,000	[e]	1,806,952
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	5,500,000	[b]	5,992,250
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	500,000		537,830
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	3,000,000		3,311,520
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	2,000,000	[b]	2,004,220
Port Authority of New York and New Jersey,
Special Project Bonds (JFK International
Air Terminal LLC Project)	6.00	12/1/36	4,710,000		5,287,634
Tender Option Bond Trust Receipts (Series
2016-XM0370),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.25	11/1/18	5,000,000	[b,c]	5,671,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
New York - 15.5% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0436),
(New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue)
Recourse	5.00	6/15/44	12,600,000	[b,c]	14,175,630
Tender Option Bond Trust Receipts (Series
2016-XM0438),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,707,400
Tender Option Bond Trust Receipts (Series
2016-XM0439),
(New York City Transitional Finance
Authority, Future Tax Secured Revenue)
Recourse	5.00	5/1/30	4,488,203	[b,c]	4,798,058
					64,835,152
North Carolina - 2.7%
Tender Option Bond Trust Receipts (Series
2016-XM0444),
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue (Duke University Health
System)) Recourse	5.00	6/1/42	10,000,000	[b,c]	11,100,400
Ohio - 7.2%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	2,000,000		1,951,140
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	13,000,000	[e]	843,570
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	11,285,000		11,283,420
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	2,040,000		2,257,301
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	960,000	[d]	1,091,731
Centerville,
Health Care Revenue (Graceworks
Lutheran Services)	5.25	11/1/47	1,500,000		1,587,120
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,063,460
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,353,510
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank Infrastructure
Project)	5.63	2/1/36	2,530,000	[b]	2,530,607

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Ohio - 7.2% (continued)
Southeastern Ohio Port Authority,
Hospital Facilities Improvement Revenue
(Memorial Health System Obligated
Group Project)	6.00	12/1/42	2,000,000		2,203,500
Southeastern Ohio Port Authority,
Hospital Facilities Improvement Revenue
(Memorial Health System Obligated
Group Project)	5.00	12/1/43	1,000,000		1,028,700
					30,194,059
Oregon - .4%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,500,000		1,591,560
Pennsylvania - 2.3%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,054,140
Philadelphia,
GO (Prerefunded)	6.50	8/1/20	4,700,000	[d]	5,445,373
Tender Option Bond Trust Receipts (Series
2016-XM0373),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,257,670
					9,757,183
Rhode Island - 1.3%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligated Group Issue) (Insured;
Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[d]	5,517,500
South Carolina - 2.7%
Tender Option Bond Trust Receipts (Series
2016-XM0384),
(South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper))
Non-recourse	5.13	6/1/37	10,200,000	[b,c]	11,294,664
Tennessee - 2.3%
Metropolitan Government of Nashville and
Davidson County Health and Educational
Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	2,050,000	[d]	2,244,853
Metropolitan Government of Nashville and
Davidson County Health and Educational
Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	450,000	[d]	492,773
Metropolitan Government of Nashville and
Davidson County Health and Educational
Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	3,000,000	[d]	3,285,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Tennessee - 2.3% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0388),
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/21	3,000,000	[b,c]	3,460,980
					9,483,756
Texas - 16.8%
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/45	1,500,000		1,685,700
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	2,500,000		2,694,850
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,560,450
Harris County Health Facilities Development
Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	[d]	7,874,950
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/51	7,500,000	[e]	1,582,350
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.)	6.00	11/15/36	230,000		250,226
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	5/15/19	4,770,000	[d]	5,185,038
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	1,000,000		1,108,970
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station Properties
LLC - Texas A&M University Project)	5.00	7/1/35	500,000		550,615
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	1,575,000		1,600,720
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	2,500,000	[d]	2,541,600
Tarrant County Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.50	11/15/45	3,000,000		3,163,710

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Texas - 16.8% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0377),
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/21	12,450,000	[b,c]	14,186,526
Tender Option Bond Trust Receipts (Series
2016-XM0443),
(Texas A&M University System Board of
Regents, Financing System Revenue)
Recourse	5.00	5/15/39	13,160,000	[b,c]	14,582,070
Tender Option Bond Trust Receipts (Series
2017-XF2422),
(Leander Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)) Recourse	5.00	8/15/40	9,997,299	[b,c]	10,789,499
Texas Department of Housing and
Community Affairs,
Home Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	12.42	7/2/24	50,000	[f]	52,560
					70,409,834
Virginia - 3.1%
Chesterfield County Economic Development
Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	700,000		714,658
Henrico County Industrial Development
Authority,
Revenue (Bon Secours Health System,
Inc.) (Insured; Assured Guaranty
Municipal Corp.)	9.40	8/23/27	6,050,000	[f]	7,897,065
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	1,000,000	[b]	1,050,150
Washington County Industrial Development
Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	3,000,000		3,210,870
					12,872,743
Washington - 3.5%
Tender Option Bond Trust Receipts (Series
2017-XF2423),
(King County, Sewer Revenue) Recourse	5.00	1/1/29	8,577,246	[b,c]	9,677,159
Washington Health Care Facilities Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,975,000	[d]	3,122,054
Washington Housing Finance Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,769,360
					14,568,573
West Virginia - 1.4%
The County Commission of Harrison County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50	10/15/37	5,670,000		5,680,319

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 143.8% (continued)
Wisconsin - .6%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	1,500,000	1,705,530
Public Finance Authority of Wisconsin,
Senior Living Revenue (Mary's Woods At
Marylhurst Project)	5.25	5/15/42	750,000 [b]	806,618
				2,512,148
U.S. Related - .6%
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	2,500,000	2,610,975
Total Investments (cost $547,216,509)			143.8%	600,943,811
Liabilities, Less Cash and Receivables			(21.6%)	(89,958,001)
Preferred Stock, at redemption value			(22.2%)	(93,000,000)
Net Assets Applicable to Common Shareholders			100.0%	417,985,810

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $248,391,204 or 59.43% of net assets.
c Collateral for floating rate borrowings.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at August 31,
2017.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	600,943,811	-	600,943,811
Liabilities ($)
Floating Rate Notes††	-	(100,118,507)	-	(100,118,507)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2017, accumulated net unrealized appreciation on investments was $53,727,302, consisting of $53,851,154 gross unrealized appreciation and $123,852 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)